Loans and Allowance for Credit Losses - Loans Modified as Troubled Debt Restructurings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan
Financing Receivable, Modified [Line Items]
Number of Loans | loan	52,657	33,429
Pre-Modification Outstanding Loan Balance	$ 1,231	$ 1,214
Post-Modification Outstanding Loan Balance	$ 1,218	$ 1,193
Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Number of Loans | loan	51,017	31,118
Pre-Modification Outstanding Loan Balance	$ 1,005	$ 880
Post-Modification Outstanding Loan Balance	$ 988	$ 847
Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Number of Loans | loan	1,640	2,311
Pre-Modification Outstanding Loan Balance	$ 226	$ 334
Post-Modification Outstanding Loan Balance	$ 230	$ 346
Commercial | Commercial
Financing Receivable, Modified [Line Items]
Number of Loans | loan	2,259	2,156
Pre-Modification Outstanding Loan Balance	$ 148	$ 140
Post-Modification Outstanding Loan Balance	$ 134	$ 127
Commercial | Commercial real estate
Financing Receivable, Modified [Line Items]
Number of Loans | loan	75	112
Pre-Modification Outstanding Loan Balance	$ 50	$ 193
Post-Modification Outstanding Loan Balance	$ 47	$ 179
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Number of Loans | loan	1,699	977
Pre-Modification Outstanding Loan Balance	$ 475	$ 329
Post-Modification Outstanding Loan Balance	$ 476	$ 328
Consumer | Credit card
Financing Receivable, Modified [Line Items]
Number of Loans | loan	44,470	25,297
Pre-Modification Outstanding Loan Balance	$ 243	$ 144
Post-Modification Outstanding Loan Balance	$ 246	$ 146
Consumer | Other retail
Financing Receivable, Modified [Line Items]
Number of Loans | loan	2,514	2,576
Pre-Modification Outstanding Loan Balance	$ 89	$ 74
Post-Modification Outstanding Loan Balance	$ 85	$ 67